UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2018

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments.

Income Opportunities Fund	July 31, 2018
(Unaudited)

Schedule of Investments

	Par†	Value
LEVERAGED LOANS — 71.8%
Aerospace & Defense - 0.5%
EaglePicher Technologies, LLC, TL 2L 02/18
9.327% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)	1,838,910	$1,846,955

Auto Components - 0.5%
American Tire Distributors, Inc., TL 1L 04/15
6.327% (1 Month US LIBOR + 4.250%), 09/01/2021 (a)	2,682,236	1,934,187

Chemicals - 1.5%
Emerald Performance Materials, LLC, TL 2L 07/14
9.827% (1 Month US LIBOR + 7.750%), 08/01/2022 (a)	1,401,160	1,412,544
Invictus, TL 2L 01/18
8.827% (1 Month US LIBOR + 6.750%), 03/30/2026 (a) (b) (c)	1,082,100	1,084,129
New Arclin US Holding Corp., TL 2L 02/17
11.084% (3 Month US LIBOR + 8.750%), 02/14/2025 (a)	282,363	286,599
Vantage Specialty Chemicals, Inc., TL 2L 10/17
10.592% (3 Month US LIBOR + 8.250%), 10/26/2025 (a)	2,397,730	2,417,715
		5,200,987
Commercial Services & Supplies - 8.6%
Acosta Holdco., Inc., TL 1L B 04/15
5.327% (1 Month US LIBOR + 3.250%), 09/26/2021 (a)	13,781,738	10,799,301
Advantage Sales & Marketing, Inc., TL 1L B 06/14
5.327% (1 Month US LIBOR + 3.250%), 07/23/2021 (a)	8,601,433	8,155,276
Advantage Sales & Marketing, Inc., TL 2L 06/14
8.577% (1 Month US LIBOR + 6.500%), 07/25/2022 (a)	928,080	816,711
Koosharem LLC, TL 1L 03/18
7.503% (3 Month US LIBOR + 5.000%), 04/10/2025 (a)	5,839,080	5,912,069
Monitronics International, Inc., TL 1L 03/12
7.834% (3 Month US LIBOR + 5.500%), 09/30/2022 (a)	5,329,375	5,002,950
		30,686,307
Construction & Engineering - 1.4%
Yak Access, LLC, TL 1L B 05/18
7.078% (1 Month US LIBOR + 5.000%), 06/29/2025 (a)	5,349,480	5,188,996

Distributors - 2.6%
Distribution International, Inc., TL 1L 12/14
7.340% (3 Month US LIBOR + 5.000%), 12/15/2021 (a)	9,665,290	9,230,351

Diversified Telecommunication Services - 0.9%
Onvoy LLC, TL 1L 01/17
6.834% (3 Month US LIBOR + 4.500%), 02/10/2024 (a)	3,502,688	3,393,229

Electronic Equipment, Instruments & Components - 2.9%
Excelitas Technologies Corp., TL 2L 10/17
9.967% (6 Month US LIBOR + 7.500%), 12/01/2025 (a)	10,001,780	10,214,318
Laird PLC, TL 1L B 04/18
7.020% (6 Month US LIBOR + 4.500%), 05/02/2025 (a) (d)	18,838	18,849
		10,233,167

	Par†	Value
LEVERAGED LOANS — 71.8% (continued)
Food & Staples Retailing - 0.1%
Grocery Outlet, Inc., TL 2L 09/14
10.327% (1 Month US LIBOR + 8.250%), 10/21/2022 (a)	415,252	$418,366

Food Products — 1.1%
CSM Bakery Products, TL 2L 07/13
10.090% (3 Month US LIBOR + 7.750%), 07/05/2021 (a)	991,568	943,229
CTI Foods Holding Co., LLC, TL 2L 06/13
9.350% (1 Month US LIBOR + 7.250%), 6/28/2021 (a)	3,800,000	2,850,000
		3,793,229
Health Care Providers & Services - 6.3%
Genoa (QoL), TL 2L 10/16
10.077% (1 Month US LIBOR + 8.000%), 10/28/2024 (a)	5,063,890	5,139,849
Press Ganey Holdings, Inc., TL 2L 10/17
8.577% (1 Month US LIBOR + 6.500%), 10/21/2024 (a)	3,044,038	3,085,893
Quorum Health Corp., TL 1L 04/16
8.827% (1 Month US LIBOR + 6.750%), 04/29/2022 (a)	8,357,624	8,489,967
R1 RCM, Inc., TL 1L B 04/18
7.619% (3 Month US LIBOR + 5.250%), 05/02/2025 (a)	1,307,880	1,309,515
Team Health, Inc., TL 1L 01/17
4.827% (1 Month US LIBOR + 2.750%), 02/06/2024 (a)	4,539,571	4,420,407
		22,445,631
Hotels, Restaurants & Leisure - 1.8%
SMG/PA, TL 2L 12/17
9.077% (1 Month US LIBOR + 7.000%), 01/23/2026 (a)	1,110,960	1,124,847
The Bay Club Co., TL 1L 08/16
8.810% (3 Month US LIBOR + 6.500%), 08/31/2022 (a)	5,364,696	5,418,343
		6,543,190
Internet Software & Services - 0.3%
Access CIG, LLC, TL 2L 02/18
9.827% (1 Month US LIBOR + 7.750%), 02/27/2026 (a)	1,151,257	1,157,255
Access CIG, LLC, TL 2L 06/18 - Add-on
9.827% (1 Month US LIBOR + 7.750%), 02/27/2026 (a)	80,654	81,074
Access CIG, LLC, TL 2L DD 02/18
7.750%, 02/27/2026	60,464	315
		1,238,644
IT Services - 2.3%
NeuStar, Inc., TL 2L 02/17
10.077% (1 Month US LIBOR + 8.000%), 08/08/2025 (a)	291,554	284,752
Sutherland Global Services, Inc., TL 1L 10/14 _US Borrower
7.709% (3 Month US LIBOR + 5.375%), 04/23/2021 (a)	6,619,845	6,371,601
Sutherland Global Services, Inc., TL 1L 10/14_Cayman Borrower
7.709% (3 Month US LIBOR + 5.375%), 04/23/2021 (a)	1,540,950	1,483,165
		8,139,518
Life Sciences Tools & Services - 0.5%
Albany Molecular Research, Inc., TL 2L 07/17
9.077% (1 Month US LIBOR + 7.000%), 08/28/2025 (a)	1,670,930	1,677,196

Machinery - 6.8%
Accuride Corp., TL 1L B 10/17
7.584% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)	4,592,002	4,649,402

	Par†	Value
LEVERAGED LOANS — 71.8% (continued)
Machinery - 6.8% (continued)
Utility One Source LP, TL 1L 03/17
7.577% (1 Month US LIBOR + 5.500%), 04/18/2023 (a)	6,417,884	$6,602,398
WireCo WorldGroup, Inc., TL 1L 07/16
7.077% (1 Month US LIBOR + 5.000%), 09/29/2023 (a) (d)	7,275,107	7,377,432
WireCo WorldGroup, Inc., TL 2L 07/16
11.077% (1 Month US LIBOR + 9.000%), 09/30/2024 (a) (d)	5,578,731	5,634,518
		24,263,750
Media - 2.2%
Intelsat Jackson Holdings SA, TL 1L B4 12/17
6.577% (1 Month US LIBOR + 4.500%), 01/02/2024 (a) (d)	2,389,980	2,512,479
Intelsat Jackson Holdings SA, TL 1L B5 12/17
6.625%, 01/02/2024 (d)	4,376,850	4,591,578
NEP Broadcasting LLC, TL 2L 06/17
9.067% (1 Month US LIBOR + 7.000%), 01/23/2023 (a)	591,910	596,349
		7,700,406
Metals & Mining - 10.4%
Aleris International, Inc., TL 1L 05/18
6.827% (1 Month US LIBOR + 4.750%), 02/27/2023 (a)	3,075,300	3,111,173
Foresight Energy, LLC, TL 1L B 03/17
7.827% (1 Month US LIBOR + 5.750%), 03/28/2022 (a)	11,198,433	11,197,257
Sequa Corp., TL 1L B 11/17
7.067% (1 Month US LIBOR + 5.000%), 11/28/2021 (a)	5,753,402	5,764,190
Sequa Corp., TL 2L 04/17
11.072% (1 Month US LIBOR + 9.000%), 04/28/2022 (a)	17,149,877	17,214,189
		37,286,809
Multiline Retail - 1.9%
Belk, Inc., TL 1L B 08/15
6.836% (1 Month US LIBOR + 4.750%), 12/12/2022 (a) (b) (c)	8,806,456	6,975,990

Professional Services - 2.2%
SIRVA Worldwide, Inc., TL 1L 07/18
7.581% (1 Month US LIBOR + 5.500%), 07/20/2025 (a)	1,939,470	1,910,378
SIRVA Worldwide, Inc., TL 1L 10/16
8.810% (3 Month US LIBOR + 6.500%), 11/22/2022 (a)	4,836,430	4,842,475
SIRVA Worldwide, Inc., TL 2L 07/18
11.581% (1 Month US LIBOR + 9.500%), 07/31/2026 (a)	1,149,740	1,063,510
		7,816,363
Road & Rail - 1.3%
Transplace, TL 2L 09/17
10.828% (1 Month US LIBOR + 8.750%), 10/06/2025 (a)	4,532,039	4,590,593

Software - 8.3%
Applied Systems, Inc., TL 2L 09/17
9.334% (3 Month US LIBOR + 7.000%), 09/19/2025 (a)	6,013,300	6,218,143
iParadigms Holdings LLC, TL 2L 07/14
9.584% (3 Month US LIBOR + 7.250%), 07/29/2022 (a)	5,133,360	5,082,027
Misys Ltd., TL 2L 04/17
9.557% (3 Month US LIBOR + 7.250%), 06/13/2025 (a)	9,697,362	9,382,198
P2 Energy Solutions, Inc., TL 1L 10/13
6.370% (3 Month US LIBOR + 4.000%), 10/30/2020 (a) (b) (c)	9,022,022	8,965,634
		29,648,002

	Par†	Value
LEVERAGED LOANS — 71.8% (continued)
Specialty Retail - 4.1%
Charlotte Russe, Inc., TL 1L 12/17
8.500%, 02/02/2023 (b) (c) (e)	1,527,667	$1,311,502
David’s Bridal, Inc., TL 1L B 10/12
6.080% (1 Month US LIBOR + 4.000%), 10/11/2019 (a)	1,236,855	1,150,795
Jo-Ann Stores, Inc., TL 1L 09/16
7.509% (3 Month US LIBOR + 5.000%), 10/20/2023 (a)	1,887,203	1,894,290
Jo-Ann Stores, Inc., TL 2L 04/18
11.581% (3 Month US LIBOR + 9.250%), 05/21/2024 (a)	1,713,450	1,698,457
Savers, Inc., TL 1L C 07/12
6.097% (3 Month US LIBOR + 3.750%), 07/09/2019 (a) (b) (c)	8,902,377	8,793,902
		14,848,946
Textiles, Apparel & Luxury Goods - 0.4%
Nine West Holdings, TL 1L 04/18 DIP
10.000%, 12/31/2018 (c) (e)	346,954	341,923
Nine West Holdings, TL 1L B 03/14
7.750% (3 Month US Prime + 2.750%), 10/08/2019 (a)	961,576	947,152
		1,289,075
Trading Companies & Distributors - 1.8%
FleetPride Corporation, TL 1L B 03/18
6.577% (1 Month US LIBOR + 4.500%), 11/18/2022 (a)	3,998,638	4,028,648
FleetPride Corporation, TL 2L 03/18
11.077% (1 Month US LIBOR + 9.000%), 05/19/2023 (a)	2,604,310	2,595,638
		6,624,286
Transportation Infrastructure - 1.1%
Commercial Barge Lines Co., TL 1L B 11/15
10.827% (1 Month US LIBOR + 8.750%), 11/12/2020 (a)	1,738,453	1,425,966
Direct ChassisLink, Inc., TL 2L 11/17
8.077% (1 Month US LIBOR + 6.000%), 06/15/2023 (a)	2,347,058	2,367,595
		3,793,561

TOTAL LEVERAGED LOANS (amortized cost $258,853,375)		256,807,734

HIGH YIELD SECURITIES — 66.1%
Aerospace & Defense - 1.0%
Pattonair Holdings Ltd.
9.000%, 11/01/2022 (d) (f)	3,049,000	3,155,715
Triumph Group, Inc.
7.750%, 08/15/2025	538,000	503,030
		3,658,745
Building Products - 3.1%
Ply Gem Holdings, Inc.
8.000%, 04/15/2026 (f)	5,164,000	5,344,740
SRS Distribution, Inc.
8.250%, 07/01/2026 (f)	5,855,000	5,664,713
		11,009,453
Chemicals - 1.3%
Consolidated Energy Finance SA
6.500%, 05/15/2026 (d) (f)	869,000	858,137
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)	1,042,000	1,022,463

	Par†	Value
HIGH YIELD SECURITIES — 66.1% (continued)
Chemicals - 1.3% (continued)
Platform Specialty Products Corp.
6.500%, 02/01/2022 (f)	1,264,000	$1,300,340
PQ Corp.
5.750%, 12/15/2025 (f)	1,668,000	1,655,490
		4,836,430
Commercial Services & Supplies - 2.7%
Vivint, Inc.
8.750%, 12/01/2020	5,191,000	5,152,068
7.875%, 12/01/2022	1,842,000	1,860,420
7.625%, 09/01/2023	2,747,000	2,495,237
		9,507,725
Communications Equipment - 2.8%
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/2024 (f)	9,062,000	10,081,475

Construction & Engineering - 1.5%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)	4,876,000	5,278,270

Construction Materials - 4.4%
Cemex Materials LLC
7.700%, 07/21/2025 (f)	13,776,000	15,704,640

Containers & Packaging - 0.6%
Reynolds Group Holdings, Inc.
7.950%, 12/15/2025	2,002,000	2,188,446

Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.
8.500%, 04/01/2026 (f)	1,500,000	1,445,625

Electronic Equipment, Instruments & Components - 7.5%
Artesyn Embedded Technologies, Inc.
9.750%, 10/15/2020 (f)	9,594,000	9,210,240
Vertiv Group Corp.
9.250%, 10/15/2024 (f)	17,957,000	17,799,876
		27,010,116
Energy Equipment & Services - 0.3%
USA Compression Partners LLC
6.875%, 04/01/2026 (f)	1,017,000	1,050,053

Food & Staples Retailing - 0.7%
Albertsons Cos., Inc.
6.085% (3 Month US LIBOR + 3.750%), 01/15/2024 (a) (f)	2,387,000	2,422,805

Health Care Equipment & Supplies - 4.6%
DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (f)	15,837,000	16,351,702

	Par†		Value
HIGH YIELD SECURITIES — 66.1% (continued)
Health Care Providers & Services - 6.5%
Quorum Health Corp.
11.625%, 04/15/2023	3,633,000		$3,539,904
Surgery Partners Holdings, LLC
8.875%, 04/15/2021 (f)	8,070,000		8,332,275
6.750%, 07/01/2025 (f)	4,067,000		3,858,566
Team Health, Inc.
6.375%, 02/01/2025 (f)	7,991,000		7,012,103
Tenet Healthcare Corp.
7.000%, 08/01/2025 (f)	538,000		542,035
			23,284,883
Health Care Technology - 0.2%
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (f)	649,000		630,341

Hotels, Restaurants & Leisure - 4.2%
Boyne USA, Inc.
7.250%, 05/01/2025 (f)	1,816,000		1,906,800
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)	12,520,000		11,894,000
Stars Group Holdings BV
7.000%, 07/15/2026 (d) (f)	1,159,000		1,196,667
			14,997,467
Household Products - 2.0%
Steinhoff
4.000%, 01/30/2021 (d) (f)	EUR	3,400,000	3,747,164
1.250%, 08/11/2022 (d) (f)	EUR	3,100,000	3,363,517
			7,110,681
Insurance - 0.9%
AmWINS Group, Inc.
7.750%, 07/01/2026 (f)	570,000		597,075
Hub International Ltd.
7.000%, 05/01/2026 (f)	2,519,000		2,534,744
			3,131,819
Life Sciences Tools & Services - 4.8%
Avantor, Inc.
6.000%, 10/01/2024 (f)	14,962,594		14,990,649
PAREXEL International Corp.
6.375%, 09/01/2025 (f)	2,418,000		2,363,595
			17,354,244
Machinery - 1.8%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (f)	6,132,000		6,354,285

Media - 1.9%
Clear Channel International BV
8.750%, 12/15/2020 (f)	3,651,000		3,769,658
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (d)	1,589,000		1,602,904
Numericable-SFR
8.125%, 02/01/2027 (b) (c) (d) (f)	1,561,000		1,596,122
			6,968,684

	Par†	Value
HIGH YIELD SECURITIES — 66.1% (continued)
Metals & Mining - 3.0%
Allegheny Technologies, Inc.
7.875%, 08/15/2023	6,536,000	$7,067,050
Foresight Energy, LLC
11.500%, 04/01/2023 (f)	4,275,000	3,836,812
		10,903,862
Multiline Retail - 0.1%
J.C. Penney Corp., Inc.
8.125%, 10/01/2019	153,000	158,546
5.650%, 06/01/2020	60,000	59,025
		217,571
Personal Products - 0.1%
Coty, Inc.
6.500%, 04/15/2026 (f)	280,000	262,850

Road & Rail - 4.3%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (f)	14,829,000	15,266,456

Software - 3.1%
CDK Global, Inc.
4.875%, 06/01/2027	4,320,000	4,249,800
Datatel, Inc.
9.000%, 09/30/2023 (f)	6,727,000	7,019,961
		11,269,761
Textiles, Apparel & Luxury Goods - 1.0%
Lycra
7.500%, 05/01/2025 (d) (f)	3,634,000	3,624,915

Transportation Infrastructure - 0.4%
Direct ChassisLink, Inc.
10.000%, 06/15/2023 (f)	1,229,000	1,308,885

Wireless Telecommunication Services - 0.9%
Sprint Corp.
7.875%, 09/15/2023	2,274,000	2,430,338
6.875%, 11/15/2028	732,000	706,380
		3,136,718

TOTAL HIGH YIELD SECURITIES (amortized cost $233,071,884)		236,368,907

	Shares
COMMON STOCKS - 0.9%
Energy Equipment & Services - 0.2%
Proserv Acquisition LLC (b) (c) (d) (e) (g)	114,010	661,258

Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Corp. (g)	21,240	240,012
VICI Properties, Inc.	73,140	1,488,399
		1,728,411

	Shares		Value
COMMON STOCKS — 0.9% (continued)
Insurance - 0.2%
Towergate SUN NewCo Common Shares A (b) (c) (d) (e) (g)	GBP	8,597	$—
Towergate TopCo Common (b) (c) (d) (e) (g)	GBP	540,649	819,617
			819,617
Specialty Retail - 0.0%
Charlotte Russe, Inc. (b) (c) (e) (g)	3,649		—

TOTAL COMMON STOCKS (cost $4,102,618)			3,209,286

PREFERRED STOCKS - 1.4%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC
N/A (b) (c) (d) (e) (g)	36,249		424,113
Insurance - 1.3%
Towergate SUN NewCo Preference B
N/A (b) (c) (d) (e) (g)	GBP	3,194,971	4,843,534

TOTAL PREFERRED STOCKS (cost $4,970,177)			5,267,647

TOTAL INVESTMENTS (amortized cost $500,998,054) (h) — 140.2%			501,653,574
LIABILITIES EXCEEDING OTHER ASSETS, NET - (40.2)%			(143,866,927)
NET ASSETS - 100.0%			$357,786,647

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro.
GBP	Great British Pound.
(a)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2018.
(b)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2018 was $35,475,801 and represented 9.9% of net assets.

(c)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2018 was $35,817,724 and represented 10.0% of net assets.
(d)	Non-U.S. security.
(e)	Value determined using significant unobservable inputs.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of July 31, 2018 was $204,355,759, which represent 57.1% of net assets.

(g)	Non-income producing security.
(h)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:

					% of
		Acquisition	Amortized		Net
Issuer(1)	Par/Shares	date(s)	Cost	Value	Assets
Belk, Inc., TL 1L B 08/15	8,806,456	04/12/2016-03/07/2018	$7,732,217	$6,975,990	1.9%
Charlotte Russe, Inc., TL 1L 12/17	1,527,667	02/02/2018	2,131,454	1,311,502	0.4%
Charlotte Russe, Inc., Common Stock	3,649	02/02/2018	—	—	0.0%
Invictus, TL 2L 01/18	1,082,100	02/15/2018	1,076,793	1,084,129	0.3%
Numericable-SFR	1,561,000	07/17/2018	1,561,000	1,596,122	0.5%
P2 Energy Solutions, Inc., TL 1L 10/13	9,022,022	02/16/2017-01/18/2018	8,894,501	8,965,634	2.5%
Proserv Acquisition LLC, Common Stock	114,010	05/08/2018	1,585,844	661,258	0.2%
Proserv Acquisition LLC, Preferred Stock	36,249	05/08/2018	233,307	424,113	0.1%
Savers, Inc., TL 1L C 07/12	8,902,377	12/02/2015-07/13/2018	8,626,689	8,793,902	2.5%
Towergate SUN NewCo Common Shares A	8,597	04/02/2015	15	—	0.0%
Towergate SUN NewCo Preference B	3,194,971	04/02/2015	4,736,870	4,843,534	1.3%
Towergate TopCo Common	540,649	04/02/2015	815,841	819,617	0.2%

(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of Juty 31,2018.

Country Weightings:	% of Net Assets
United States	127.5%
Cayman Islands	3.6%
United Kingdom	2.8%
Luxembourg	2.4%
Austria	2.0%
Netherlands	1.0%
France	0.4%
Canada	0.3%
Switzerland	0.2%
140.2%
Liabilities Exceeding Other Assets, Net	(40.2)%
100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of July 31, 2018 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Leveraged Loans	$—	$255,154,309	$1,653,425	$256,807,734
High Yield Securities	—	236,368,907	—	236,368,907
Preferred Stocks	—	—	5,267,647	5,267,647
Common Stocks	1,728,411	—	1,480,875	3,209,286
Cash equivalents	1,691,484	—	—	1,691,484
Total Investments in Securities and Cash Equivalents	$3,419,895	$491,523,216	$8,401,947	$503,345,058

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

	Leveraged Loans	Common Stocks	Preferred Stocks
Balance at October 31, 2017	$1,540,274	$875,730	$4,828,971
Purchases	320,065	—	233,307
Sales and Paydowns	(657,506)	(81,332)	—
Transfer in and/or out of Level 3(1)	—	—	—
Settlements	589,006	1,585,844	—
Net change in appreciation/(depreciation)	5,024,095	(950,842)	205,369
Net realized gain/(loss)	(5,162,509)	51,475	—
Balance as of July 31, 2018	$1,653,425	$1,480,875	$5,267,647

Net change in appreciation/(depreciation) on investments held at July 31, 2018	$(808,673)	$(922,122)	$205,369

(1) The Fund’s policy is to recognize transfers into and out of Level 3 at the beginning of each period.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2018:

Financial Asset	Fair Value As of July 31, 2018	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)
Leveraged Loans(4)	$1,653,425	Market Comparables	LTM EBIDTA Multiple	3.9x (3.9x)
			Fwd EBIDTA Multiple	4.2x (4.2x)
			Illiquidity Discount	20% (20%)
		Liquidation Analysis	EBITDA Multiple	6.5x (6.5x)
Common Stocks(5)	$1,480,875	Market Comparables	LTM EBITDA Multiple	1.6x - 3.9x (2.4x)
			Fwd EBITDA Multiple	1.2x - 4.2x (1.2x)
			Illiquidity Discount	10% - 20% (12%)
		Discounted Cash Flow	Weighted average cost of capital	17% (17%)
Preferred Stocks(6)	$5,267,647	Market Comparables	LTM EBITDA Multiple	1.6x - 3.1x (3.0x)
			Fwd EBIDTA Multiple	1.2x (1.2x)
			Illiquidity Discount	10% (10%)
		Discounted Cash Flow	Weighted average cost of capital	17% (17%)

(1)    For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)    The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, forward (“FWD”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)    Weighted average amounts are based on the estimated fair values.

(4)    Of the $1,653,425, $341,923 was valued solely using a liquidation analysis technique.

(5)    Of the $1,480,875, $819,617 was valued solely using a market comparables technique.

(6)    Of the $5,267,647, $4,843,534 was valued solely using a market comparables technique.

Item 2. Controls and Procedures.

(a)          The registrant’s President and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/Suzanne Donohoe
Suzanne Donohoe, President

Date	9/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Suzanne Donohoe
Suzanne Donohoe, President

Date	9/25/18

By (Signature and Title)	/s/Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting Officer, and Chief Financial Officer

Date	9/25/18